Not FDIC Insured May Lose Value No Bank Guarantee
FPF-Q1PH

Schedules of Investments
(unaudited)
Franklin Equity Portfolio Fund 2
Franklin Fixed Income Portfolio Fund 3
Notes to Schedules of Investments 4

Franklin ETF Trust
Schedule of Investments (unaudited), June 30, 2022
Franklin Equity Portfolio Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See A bbreviations on page 6 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.3%
Domestic Equity 65.7%
a
Franklin U.S. Core Equity (IU) Fund ..................................... 22,174 $ 269,852
Foreign Equity 33.6%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 5,192 48,600
a
Franklin FTSE Japan ETF ............................................. 353 8,253
a
Franklin International Core Equity (IU) Fund ............................... 8,304 81,376
138,229
Total Investments In Underlying Funds and Exchange Traded Funds (Cost $431,883)
408,081
a a a a
Short Term Investments 0.4%
a
Money Market Funds 0.4%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .................. 1,618 1,618
Total Money Market Funds (Cost $1,618) .......................................
1,618
Total Short Term Investments (Cost $1,618 ) ....................................
1,618
a
Total Investments (Cost $433,501) 99.7% .......................................
$409,699
Other Assets, less Liabilities 0.3% .............................................
1,123
Net Assets 100.0% ...........................................................
$410,822
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin ETF Trust
Schedule of Investments (unaudited), June 30, 2022
Franklin Fixed Income Portfolio Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 6 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
92.9%
Domestic Fixed Income 92.9%
a
Franklin Liberty High Yield Corporate ETF ................................. 55 $ 1,211
a
Franklin Liberty Investment Grade Corporate ETF ........................... 296 6,411
a
Franklin Liberty Senior Loan ETF ....................................... 80 1,851
a
Franklin Liberty Short Duration U.S. Government ETF ........................ 57 5,209
a
Franklin Liberty U.S. Core Bond ETF ..................................... 1,780 39,400
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 149 3,250
a
Franklin Municipal Green Bond ETF ..................................... 165 3,895
Schwab U.S. TIPS ETF ............................................... 55 3,070
64,297
Total Investments In Underlying Funds and Exchange Traded Funds (Cost $73,858)
64,297
a a a a
Short Term Investments 0.5%
a
Money Market Funds 0.5%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .................. 350 350
Total Money Market Funds (Cost $350) .........................................
350
Total Short Term Investments (Cost $350 ) ......................................
350
a
Total Investments (Cost $74,208) 93.4% ........................................
$64,647
Other Assets, less Liabilities 6.6% .............................................
4,590
Net Assets 100.0% ...........................................................
$69,237
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin ETF Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds
invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by
Franklin Templeton (FT Underlying Funds).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC)
website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their closing NAV each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in FT Underlying Funds
The Funds invest in Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or an affiliate of Advisers. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in FT Underlying Funds for the three months ended June 30, 2022, were as follows:

Franklin ETF Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Equity Portfolio Fund
Non-Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... $ 57,999 $ 318 $ (3,216) $ (878) $ (5,623) $ 48,600 5,192 $ 318
Franklin FTSE Japan ETF ..... 9,376 176 — — (1,299) 8,253 353 90
Franklin International Core Equity
(IU) Fund ................ 96,426 2,728 (3,718) (572) (13,488) 81,376 8,304 807
Franklin U.S. Core Equity (IU) Fund 318,496 5,722 (6,582) (829) (46,955) 269,852 22,174 1,482
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ...... 2,536 17,121 (18,039) — — 1,618 1,618 1
Total Non-Controlled Affiliates $484,833 $26,065 $(31,555) $(2,279) $(67,365) $409,699 $2,698
Total Affiliated Securities .... $484,833 $26,065 $(31,555) $(2,279) $(67,365) $409,699 $2,698
Franklin Fixed Income Portfolio Fund
Non-Controlled Affiliates
Franklin Liberty High Yield
Corporate ETF ............ 1,359 — — — (148) 1,211 55 22
Franklin Liberty Investment Grade
Corporate ETF ............ 7,015 88 (91) (17) (584) 6,411 296 56
Franklin Liberty Senior Loan ETF 2,048 — (74) (2) (121) 1,851 80 21
Franklin Liberty Short Duration U.S.
Government ETF ........... 5,529 — (276) (12) (32) 5,209 57 13
Franklin Liberty U.S. Core Bond
ETF .................... 42,817 564 (1,649) (272) (2,060) 39,400 1,780 244
Franklin Liberty U.S. Treasury Bond
ETF .................... 3,515 — (132) (19) (114) 3,250 149 15
Franklin Municipal Green Bond ETF 4,200 — (71) (10) (224) 3,895 165 15
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ...... 1,403 2,764 (3,817) — — 350 350 —
Total Non-Controlled Affiliates $67,886 $3,416 $(6,110) $(332) $(3,283) $61,577 $386
Total Affiliated Securities .... $67,886 $3,416 $(6,110) $(332) $(3,283) $61,577 $386
3. Investments in FT Underlying Funds
(continued)

Franklin ETF Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2022, all of the Funds' investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Schedules of Investments.
Abbreviations
Selected Portfolio
ETF Exchange-Traded Fund
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.